Leases - Summary of Amounts Recognized in Statements of Operations With Respect to Lease Contracts (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Depreciation expense of right of use assets	£ 207	£ 212	£ 251
Interest expense on lease liabilities	17	29	21
Total amount recognized in statements of operations	£ 224	£ 241	£ 272